SHARE CAPITAL (Details Textual) - USD ($)	1 Months Ended					3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 29, 2018	Jul. 20, 2018	Dec. 31, 2017	Feb. 26, 2015	Feb. 13, 2015	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation						$ 191,634		$ 271,001	$ 1,226,374	$ 1,284,257	$ 1,540,580	$ 1,001,950
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 120.00
Number Of Warrants Exercised												1,747
Stock Issued During Period, Value, Upon Cashless Exercise Of Warrants												$ 0
Proceeds from Warrant Exercises									0	1,125,038	1,125,038	40,195
Debt Conversion, Original Debt, Amount			$ 50,000								9,171,604
Debt Conversion, Original Debt to be Converted, Amount							$ 1,220,629				$ 1,220,629
Debt Conversion, Converted Instrument, Shares to be Issued							263,639				263,639
Debt Conversion, Converted Instrument, Value of Shares to be Issued							$ 2,470,622				$ 2,470,622
Loss on Mark to Market Reevaluation									$ (2,048,697)	$ 0	376,674	$ 0
Market Value of Shares							$ 2,847,296				$ 2,847,296
Stock Issued During Period, Shares, Exchangeable Shares Excercised									21,572		24,250	13,938
Common Stock, Shares Authorized						500,000,000	250,000,000		500,000,000		250,000,000	150,000,000
Amount of Loan Conversions		$ 4,732,853					$ 9,180,785		$ 2,470,622		$ 9,180,785
Adjustments to Additional Paid in Capital, Stock Option and Warrant Reclassification							$ (2,845,557)		$ 1,173,534		$ (2,845,557)
Preferred Stock, Voting Rights				the Company issued one share of the Special Voting Preferred Stock, par value $0.001 per share
Stockholders' Equity, Reverse Stock Split	the Company completed a reverse stock split and thereafter Bionik’s common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.				the Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014.
Stock Issued During Period Shares Conversion of Loans											985,370
Common Shares [Member]
Stock Issued During Period, Value, Issued for Services												$ 59,500
Share-based Compensation												$ 43,562
Stock Issued During Period, Shares, Conversion of Convertible Securities									947,034
Convertible Debt [Member]
Amount of Loan Conversions		$ 683,395
Convertible Debt [Member] | Common Shares [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities									263,639
Warrant [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 37.50				$ 37.50
Stock Issued During Period, Shares, Warrants Exercised											33,335
Proceeds from Warrant Exercises											$ 1,125,038
Non Exchangeable Shares [Member]
Stock Issued During Period, Shares, Issued for Services												1,447